SHARE CAPITAL AND RESERVES (Details 3)	9 Months Ended
Dec. 31, 2024 $ / shares shares
Statement [Line Items]
Weighted average remaining contractual life (years)	2 years 10 months 9 days
Warrants One [Member]
Statement [Line Items]
Weighted average exercise price outstanding, beginning | $ / shares	$ 0.080
Weighted average remaining contractual life (years)	3 years 11 months 1 day
Warrants Outstanding	4,807,693
Warrants [Member]
Statement [Line Items]
Weighted average remaining contractual life (years)	3 years 11 months 1 day
Warrants Outstanding	4,807,693